Other Assets - Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets
Upfront license fees, net	$ 1,134,000	$ 1,446,000
Customer financing receivables, net	92,000	84,000
Contract assets	69,000	75,000
Deferred income taxes	39,000	33,000
Finance lease right-of-use assets	29,000	33,000
Other	66,000	103,000
Total other non-current assets	1,429,000	1,774,000
Italian Scratch & Win
Other non-current assets
Upfront license fees, net	680,000	845,000
Italian Lotto
Other non-current assets
Upfront license fees, net	380,000	516,000
New Jersey
Other non-current assets
Upfront license fees, net	66,000	74,000
Indiana
Other non-current assets
Upfront license fees, net	$ 9,000	$ 10,000